CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
Revenues	$ 2,481,781,084	¥ 16,076,481,503	¥ 9,978,528,648	¥ 7,078,838,515
Cost of revenues	(1,977,010,776)	(12,806,680,403)	(7,738,488,461)	(5,641,487,108)
Gross profit	504,770,308	3,269,801,100	2,240,040,187	1,437,351,407
Selling and marketing	(176,689,513)	(1,144,559,326)	(769,011,055)	(492,625,584)
General and administrative	$ (102,384,396)	¥ (663,225,640)	(423,877,983)	¥ (230,125,455)
Provision for advance to suppliers			(2,694,857)
Impairment of long-lived assets			(6,217,151)	¥ (3,573,248)
Research and development	$ (22,178,907)	¥ (143,670,521)	(106,627,106)	(65,481,728)
Total operating expenses	(301,252,816)	(1,951,455,487)	(1,308,428,152)	(791,806,015)
Income from operations	203,517,492	1,318,345,613	931,612,035	645,545,392
Interest expenses, net	$ (59,579,207)	¥ (385,942,186)	(287,667,652)	¥ (223,376,902)
Convertible senior notes issuance costs			(26,052,881)
Subsidy income	$ 15,989,691	¥ 103,578,019	49,785,321	¥ 7,583,102
Exchange loss	(18,174,647)	(117,731,731)	(147,057,916)	(38,468,031)
Other income/(loss), net	53,972	349,618	(1,692,199)	6,871,869
Change in fair value | ¥		39,894,282	63,386,902	(164,516,127)
Income before income taxes and equity in (loss)/income of affiliated companies	147,965,917	958,493,615	582,313,610	233,639,303
Income tax (expenses)/benefit	(17,268,770)	(111,863,639)	134,334,023	(18,532,376)
Equity in (loss)/income of affiliated companies	2,110,147	13,669,112	9,549,289	(25,614,963)
Net income	132,807,294	860,299,088	726,196,922	189,491,964
Less: Net income attributable to the non-controlling interests	649,466	4,207,112	851,167	¥ 1,480,139
Less: Accretion to redemption value of redeemable non-controlling interests	26,604,780	172,340,442	52,320,700
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders	$ 105,553,048	¥ 683,751,534	¥ 673,025,055	¥ 188,011,825
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per share -
Basic | (per share)	$ 0.85	¥ 5.49	¥ 5.47	¥ 2.00
Diluted | (per share)	0.83	5.35	3.86	1.96
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders per ADS -
Basic | (per share)	3.40	21.96	21.88	8.00
Diluted | (per share)	$ 3.32	¥ 21.40	¥ 15.44	¥ 7.84
Weighted average ordinary shares outstanding -
Basic	124,618,416	124,618,416	122,980,870	94,018,394
Diluted	127,802,961	127,802,961	153,786,531	96,035,985
Third Party [Member]
Revenues	$ 2,481,781,084	¥ 16,076,481,503	¥ 9,977,971,551	¥ 6,286,827,429
Related Party [Member]
Revenues			557,097	792,011,086
Forward Contracts [Member]
Change in fair value	$ 8,788,778	¥ 56,931,943	(714,742)	48,390,446
Convertible Senior Notes and Capped Call Options [Member]
Change in fair value	(2,249,406)	(14,571,200)	¥ 64,101,644	¥ (212,906,573)
Call spread options [Member]
Change in fair value	(57,186)	(370,437)
Warrant liability [Member]
Change in fair value	$ (323,570)	¥ (2,096,024)